THE MANAGERS FUNDS

   Supplement dated October 2, 2000 to the
                  Prospectus
   and Statement of Additional Information
              dated May 1, 2000

     The following information supersedes that contained in the Prospectus and Statement of Additional Information with respect to the following Funds:

Managers Special Equity Fund
----------------------------
             The  Board  of  Trustees  of  The
Managers  Funds  approved  the  engagement  of
Skyline Asset Management, L.P. ("Skyline")  on
behalf   of   Managers  Special  Equity   Fund
pursuant    to   a   Sub-Advisory   Agreement.
Because  Skyline  is  an  affiliate   of   The
Managers  Funds LLC, the Board's  approval  is
subject   to   further   approval    by    the
shareholders   of  the  Fund.     Before   the
proposed Sub-Advisory Agreement is executed, a
special  meeting of shareholders will be  held
to  consider this Agreement, as well as  other
Fund  matters.   A proxy statement  describing
the matters to be considered will be mailed to each shareholder in advance of the meeting.

              It  is  proposed  that  Skyline,
located  in Chicago, Illinois, be added  as  a
fifth   asset  manager  for  Managers  Special
Equity  Fund.  Goldman Sachs Asset Management,
Kern Capital Management LLC, Pilgrim, Baxter &
Associates,    Ltd.   and    Westport    Asset
Management, Inc. will remain as the other portfolio managers for the Fund. Skyline will be paid the same fee as the other four asset managers on the Fund, 0.50% per annum of the average daily net assets that Skyline manages.

Managers Income Equity Fund and Managers Short
and Intermediate Bond Fund
----------------------------------------------
   The Board of Trustees of The Managers
Funds approved a proposal to change the name and the corresponding investment objective for each of the Managers Income Equity Fund and the Managers Short and Intermediate Bond Fund.

   It is proposed that Managers Income Equity
Fund be named Managers Value Fund and the current investment objective be replaced with the following:
           "The Fund's objective is to achieve
long-term capital appreciation through a diversified portfolio of equity securities.
Income is the Fund's secondary objective."

          Furthermore, it is proposed that
Managers Short and Intermediate Bond Fund be named Managers Intermediate Bond Fund and the current investment objective be replaced with the following:
           "The Fund's objective is to achieve
high current income through a diversified portfolio of fixed-income securities."

            A  special meeting of shareholders
will  be  held to consider this,  as  well  as
other   Fund  matters,  before  the   proposed
changes   are   made.    A   proxy   statement
describing the matters to be considered will be mailed to each shareholder in advance of the meeting.


October 2, 2000